Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Operations and Other Comprehensive Income
Net operating revenues	$ 756,673	$ 741,086	$ 713,669	$ 750,193	$ 744,021	$ 718,441	$ 694,131	$ 698,749	$ 693,186	$ 1,506,628	$ 1,494,214	$ 2,948,969	$ 2,804,507	$ 2,390,290
Costs and expenses:
Cost of services	625,730			612,669						1,250,634	1,224,288	2,443,550	2,308,570	1,982,179
General and administrative	17,927			18,554						35,325	32,778	66,194	62,354	62,121
Bad debt expense	8,846			10,029						18,167	20,404	39,055	51,347	41,147
Depreciation and amortization	15,907			15,428						31,709	31,627	63,311	71,517	68,706
Total costs and expenses	668,410			656,680						1,335,835	1,309,097	2,612,110	2,493,788	2,154,153
Income from operations	88,263	80,923	70,819	93,513	91,604	73,988	68,073	81,026	87,632	170,793	185,117	336,859	310,719	236,137
Other income and expense:
Loss on early retirement of debt	(17,280)									(17,788)		(6,064)	(20,385)
Equity in earnings of unconsolidated subsidiaries	568			2,752						1,626	5,217	7,705	2,923	(440)
Interest expense	(21,904)			(20,957)						(42,952)	(42,207)	(83,759)	(81,232)	(84,472)
Income before income taxes	49,647			75,308						111,679	148,127	254,741	212,347	151,857
Income tax expense	19,769			28,646						42,809	57,156	93,574	80,984	51,380
Net income	29,878			46,662						68,870	90,971	161,167	131,363	100,477
Less: Net income attributable to non-controlling interests	2,098			1,644						4,482	2,674	5,663	4,916	4,720
Net income attributable to Select Medical Corporation	$ 27,780	$ 41,254	$ 25,953	$ 45,018	$ 43,279	$ 38,660	$ 27,291	$ 22,272	$ 38,224	$ 64,388	$ 88,297	$ 155,504	$ 126,447	$ 95,757